PAGE 1
                                SECURITIES AND EXCHANGE COMMISSION

                                      Washington, D.C.  20549

                                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

     Post-Effective Amendment No.   1   (File No. 333-03867)

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                          X

     Amendment No.   2   (File No. 811-07623)

             IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY ACCOUNT
      -------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
      -------------------------------------------------------------------
                               (Name of Depositor)

               20 Madison Avenue Extension, Albany, New York 12203
      -------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-4085

           Sherilyn K. Beck, IDS Tower 10, Minneapolis, MN 55440-0010
      -------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     immediately  upon filing  pursuant to paragraph (b) of Rule 485
X    on May 1, 1997 pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24-2 Notice for its most recent fiscal year ending Dec. 31, 1996 was filed on or about Feb. 19, 1997.

PAGE 2
                                       CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                    Section in Statement of
  Item No.        in Prospectus                              Item No.        Additional Information
     1            Cover page                                    15           Cover page

     2            Key terms                                     16           Table of contents

     3(a)         Expense Summary                               17(a)        NA
      (b)         The Flexible Portfolio Annuity in brief         (b)        NA
                                                                  (c)        About IDS Life of New York*
     4(a)         Condensed Financial Information
      (b)         Performance information                       18(a)        NA
      (c)         Financial Statements                            (b)        NA
                                                                  (c)        Independent auditors
     5(a)         Cover page; About IDS Life of New York          (d)        NA
      (b)         The variable account                            (e)        NA
      (c)         The funds                                       (f)        Principal underwriter
      (d)         Cover page; The funds
      (e)         Voting rights                                 19(a)        Distribution of the contracts*; About
      (f)         NA                                                           IDS Life of New York*
      (g)         NA                                              (b)        Charges*

     6(a)         Charges                                       20(a)        Principal underwriter
      (b)         Charges                                         (b)        Principal underwriter
      (c)         Charges                                         (c)        NA
      (d)         Distribution of the contracts                   (d)        NA
      (e)         The funds
      (f)         NA                                            21(a)        Performance information
                                                                  (b)        Performance information
     7(a)         Buying your annuity; Benefits in case of
                    death; The annuity payout period            22           Calculating annuity payouts
      (b)         The variable account; Making the most of
                    your annuity, Transferring money between    23(a)        NA
                    charge accounts                               (b)        NA
      (c)         The funds; Charges
      (d)         Cover page

     8(a)         The annuity payout period
      (b)         Buying your annuity
      (c)         The annuity payout period
      (d)         The annuity payout period
      (e)         The annuity payout period
      (f)         The annuity payout period

     9(a)         Benefits in case of death
      (b)         Benefits in case of death

    10(a)         Buying your annuity; Valuing your
                    investment
      (b)         Valuing your investment
      (c)         Buying your annuity; Valuing your
                    investment
      (d)         NA

    11(a)         Surrendering your contract
      (b)         TSA - Special surrender provisions
      (c)         Surrendering your contract
      (d)         Buying your annuity
      (e)         The Flexible Portfolio Annuity in brief

    12(a)         Taxes
      (b)         Key terms
      (c)         NA

    13            NA

    14            Table of contents of the Statement of
                    Additional Information
*Designates section in the prospectus, which is hereby incorporated by reference in this statement of Additional Information.

PAGE 3
IDS Life of New York Flexible Portfolio Annuity


Prospectus
May 1, 1997

The Flexible Portfolio Annuity is an individual deferred fixed/variable annuity contract offered by IDS Life Insurance Company of New York (IDS Life of New
York), a subsidiary of IDS Life Insurance Company (IDS Life), a subsidiary of American Express Financial Corporation (AEFC). Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuity is available for qualified and nonqualified retirement plans.

IDS Life of New York Flexible Portfolio Annuity Account
Sold by:  IDS Life Insurance Company of New York, 20 Madison Ave.
Extension, Albany, NY 12203, Telephone: 800-541-2251.


This  prospectus  contains the information  about the variable  account that you
should  know  before  investing.   Refer  to  "The  variable  account"  in  this
prospectus.


The prospectus is accompanied or preceded by the following prospectuses: the Retirement Annuity Mutual Funds (describing IDS Life Aggressive Growth Fund, IDS Life International Equity Fund, IDS Life Capital Resource Fund, IDS Life Managed Fund, IDS Life Special Income Fund, IDS Life Moneyshare Fund, IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund); AIM Variable Insurance Funds, Inc. (describing AIM V.I. Growth and Income Fund); Putnam Variable Trust, formerly known as Putnam Capital Manager Trust (describing Putnam VT New Opportunities Fund, formerly known as PCM New Opportunities Fund); American Century Variable Portfolios, Inc., formerly known as TCI Portfolios Inc. (describing American Century VP Value, formerly known as TCI Value); Templeton Variable Products Series Fund (describing Templeton Developing Markets Fund: Class 1) and Warburg Pincus Trust (describing Warburg Pincus Trust/Small Company Growth Portfolio). Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC), is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

PAGE 4
                                         Table of contents
Key terms.......................................................
The Flexible Portfolio Annuity in brief.........................
Expense summary.................................................
Condensed financial information (unaudited).......................
Financial statements............................................
Performance information.........................................
The variable account............................................
The funds.......................................................
     IDS Life Aggressive Growth Fund............................
     IDS Life International Equity Fund.........................
     IDS Life Capital Resource Fund.............................
     IDS Life Managed Fund......................................
     IDS Life Special Income Fund...............................
     IDS Life Moneyshare Fund...................................
     IDS Life Growth Dimensions Fund............................
     IDS Life Global Yield Fund.................................
     IDS Life Income Advantage Fund.............................
     AIM V.I. Growth and Income Fund............................
     Putnam VT New Opportunities Fund...........................
     American Century VP Value..................................
     Templeton Developing Markets Fund: Class 1.................
     Warburg Pincus Trust/Small Company Growth Portfolio........
The fixed account...............................................
Buying your annuity.............................................
     The retirement date........................................
     Beneficiary................................................
     How to make purchase payments..............................
Charges.........................................................
     Contract administrative charge.............................
     Mortality and expense risk fee.............................
     Surrender charge...........................................
     Waiver of surrender charges................................
Valuing your investment.........................................
     Number of units............................................
     Accumulation unit value....................................
     Net investment factor......................................
     Factors that affect variable subaccount
     accumulation units.........................................
Making the most of your annuity.................................
     Automated dollar-cost averaging............................
     Transferring money between subaccounts.....................
     Transfer policies..........................................
     How to request a transfer or a surrender...................
Surrendering your contract......................................
     Surrender policies.........................................
     Receiving payment when you request a surrender.............
TSA-special surrender provisions................................
Changing ownership..............................................
Benefits in case of death.......................................
The annuity payout period.......................................
     Annuity payout plans.......................................
     Death after annuity payouts begin..........................

PAGE 5
Taxes...........................................................
Voting rights...................................................
Substitution of investments.....................................
Distribution of the contracts...................................
About IDS Life of New York......................................
Regular and special reports.....................................
        Services..................................................
      Table of contents of the Statement of
      Additional Information...................................

PAGE 6
Key terms

These terms can help you understand details about your annuity.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity  -  A  contract   purchased  from  an  insurance   company  that  offers
tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable surrender charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life of New York.

IDS Life of New York - In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

PAGE 7
Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to IDS Life of New York for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:


o  Individual Retirement Annuities (IRAs)
o  SIMPLE IRAs
o  Simplified Employee pension (SEP) Plans
o  Section 401(k) plans
o  Custodial and trusteed pension and profit-sharing plans
o  Tax-Sheltered Annuities (TSAs)


All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Surrender charge - A deferred sales charge that may be applied if you surrender your annuity before the retirement date.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable surrender charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.


Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.


The Flexible Portfolio Annuity in brief

Purpose: The Flexible Portfolio Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

PAGE 8
Ten-day free look: You may return your annuity to your financial advisor or our Albany office within 10 days after it is delivered to you and receive a full refund of purchase payments. No charges will be deducted.

Accounts: You may allocate your purchase payments among any or all of:


o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p.14)

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life of New York. (p.19)


Buying your annuity: Your financial advisor will help you complete and submit an application. Applications are subject to acceptance at our Albany office. You may buy a nonqualified annuity or a qualified annuity including an IRA. Payment may be made either in a lump sum or installments:


o Minimum initial purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment - $50.
o  Minimum installment payment - $50 monthly; $23.08 biweekly
   (scheduled payment plan billing).
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o  Maximum payment for each subsequent year - $50,000 to $100,000 depending upon your age.  (p.22)

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p.30)

Surrenders: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties and may have other tax consequences; also, certain restrictions apply. (p.34)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p.36)

PAGE 9
Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.37)

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five variable subaccounts at any one time unless we agree otherwise. (p.38)

Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p.42)

Charges: Your Flexible Portfolio Annuity is subject to a $30 annual contract administrative charge, a 1.25% mortality and expense risk charge and a surrender charge. (p.24)

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with your annuity.

You pay no sales charge when you purchase the annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."


Contract Owner Expense

            Surrender charge
            (contingent deferred sales
            charge as a percent of purchase
            payments surrendered)                   Contract year
                    7                                     1-3
                    6                                      4
                    5                                      5
                    4                                      6
                    3                                      7
                    2                                      8
                    0                                After 8 years

            Annual Contract
            Administrative Charge                            $30

  Variable Account Annual Expense

            Mortality and Expense Risk Fee
            (as a percentage of daily net asset value)     1.25%

PAGE 10
Annual Operating Expenses of Underlying Mutual Funds
(as a percentage of average net assets)


            IDS Life  IDS Life
            Aggres-   Inter-    IDS Life            IDS Life              IDS Life    IDS Life  IDS Life  AIM V.I.    Putnam VT
            sive      national  Capital   IDS Life  Special   IDS Life    Growth      Global    Income    Growth and  New Oppor-
            Growth    Equity    Resource  Managed   Income    Moneyshare  Dimensions  Yield     Advantage Income      tunities

Management
fees         .60%      .82%      .60%      .59%       .59%       .50%       .63%       .84%       .63%      .65%        .63%

Other
expenses     .09       .16       .08       .07        .10        .06        .22        .62        .54       .13         .09

Total        .69%*     .98%*     .68%*     .66%*      .69%*      .56%*      .85%*     1.46%*     1.17%*     .78%*       .72%*

                                             Warburg Pincus
                                             Trust/Small
              American                       Company
              Century    Templeton           Growth
              VP         Developing         (After Expense
              Value      Markets: Class 1    Reimbursements)

Management
fees           1.00%     1.25%                .90%

Other
expenses         --       .45                 .26

Total          1.00%*    1.70%++             1.16%+


* Annualized operating expenses of underlying mutual funds at Dec. 31, 1996.
+ Figures in "Management fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1996 net of any fee waivers or expense reimbursments. Without such waivers or reimbursements, "Other expenses" would equal .27% and "Total" would equal 1.17%. ++ Figures are estimates for 1997 based on annualized 1996 figures. The fund began operations in March 1996. Figures do not reflect the Investment Manager's agreement in advance to waive a portion of its fees during 1996. After the waiver, actual management fees and total operating expenses of the portfolio in 1996 were 1.17% and 1.70% of all net assets, respectively. This waiver agreement has been terminated.

            IDS Life   IDS Life
            Aggres-    Inter-    IDS Life            IDS Life              IDS Life    IDS Life  IDS Life   AIM V.I.    Putnam VT
            sive       national  Capital   IDS Life  Special   IDS Life    Growth      Global    Income     Growth and  New Oppor-
            Growth     Equity    Resource  Managed   Income    Moneyshare  Dimensions  Yield     Advantage  Income      tunities

Example:* You would pay the following expenses on a $1,000 investment,  assuming
5% annual return and surrender at the end of each time period:

1 year      $ 92.70    $ 95.46   $ 92.60   $ 92.41   $ 92.70    $ 91.46    $ 94.22     $100.04   $ 97.27    $ 93.56    $  92.98

3 years      140.11     148.42    139.83    139.25    140.11     136.37     144.70      162.06    153.84     142.70      140.98

5 years      167.24     181.43    166.75    165.76    167.24     160.82     175.09      204.54    190.63     171.66      168.72

10 years     235.95     266.27    234.89    232.77    235.95     222.08     252.79      314.56    285.66     245.45      239.13


               American                      Warburg Pincus
               Century    Templeton          Trust/Small
               VP         Developing         Company
               Value      Markets: Class 1   Growth

1 year         $ 95.65    $103.09            $ 97.18

3 years         148.99     171.08             153.55

5 years         182.40     219.69             190.15

10 years        268.32     345.50             284.65

PAGE 11
You would pay the following expenses on the same investment assuming no surrender or the selection of an annuity payout plan at the end of each time period:

             IDS Life   IDS Life
             Aggres-    Inter-    IDS Life            IDS Life             IDS Life    IDS Life  IDS Life   AIM V.I.    Putnam VT
             sive       national  Capital   IDS Life  Special  IDS Life    Growth      Global    Income     Growth and  New Oppor-
             Growth     Equity    Resource  Managed   Income   Moneyshare  Dimensions  Yield     Advantage  Income      tunities
1 year       $ 20.64    $ 23.62   $ 20.54   $ 20.34   $ 20.64   $ 19.31     $ 22.28    $ 28.54   $ 25.56    $21.51      $ 20.95

3 years        63.77      72.73     63.46     62.84     63.77     59.73       68.72      87.46     78.58     66.56        64.70

5 years       109.46     124.48    108.94    107.89    109.46    102.67      117.77     148.94    134.22    114.14       111.02

10 years      235.95     266.27    234.89    232.79    235.95    222.08      252.79     314.56    285.66    245.45       239.13


               American                    Warburg Pincus
               Century    Templeton        Trust/Small
               VP         Developing       Company
               Value      Markets: Class 1 Growth
1 year         $ 23.82    $31.82           $25.46

3 years          73.35     97.19            78.27

5 years         125.51    164.97           133.71

10 years        268.32    345.50           284.65


This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $30 annual contract administrative charge is approximated as a .074% charge based on the average contract size. IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to the funds.

Condensed Financial Information (unaudited)

                                      Period from
                                      Oct. 8, 1996 to
                                      Dec. 31, 1996*
Subaccount GC (invests in IDS Life Capital
  Resource Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.02
Number of accumulation units outstanding
at end of period (000 omitted)...........         655
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GI (invests in IDS Life International
  Equity Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.02
Number of accumulation units outstanding
at end of period (000 omitted)...........         712
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GA (invests in IDS Life Aggressive
  Growth Fund)
Accumulation unit value at beginning of
period....................................      $1.00
Accumulation unit value at end of period..      $1.01
Number of accumulation units outstanding
at end of period (000 omitted)............      1,005
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GS (invests in IDS Life Special
  Income Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.02
Number of accumulation units outstanding
at end of period (000 omitted)...........       1,283
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GM (invests in IDS Life Moneyshare Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.01
Number of accumulation units outstanding
at end of period (000 omitted)...........       2,865
Ratio of operating expense to
  average net assets.....................       1.25%
            1
Simple Yield                                    3.63%
              1
Compound Yield                                  3.69%
Subaccount GD (invests in IDS Life Managed Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.04
Number of accumulation units outstanding
at end of period (000 omitted)...........       1,301
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GG (invests in IDS Life Growth
  Dimensions Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.02
Number of accumulation units outstanding
at end of period (000 omitted)...........       3,667
Ratio of operating expense to
  average net assets.....................       1.25%
1
 Net of annual contact administrative charge and mortality and expense risk fee.

Condensed Financial Information (unaudited)

                                      Period from
                                      Oct. 8, 1996 to
                                      Dec. 31, 1996*
Subaccount GY (invests in IDS Life Global Yield Fund)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.03
Number of accumulation units outstanding
at end of period (000 omitted)...........         592
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GV (invests in IDS Life Income
  Advantage Fund)
Accumulation unit value at beginning of
period....................................      $1.00
Accumulation unit value at end of period..      $1.02
Number of accumulation units outstanding
at end of period (000 omitted)............      1,917
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GW (invests in AIM V.I. Growth and Income)
Accumulation unit value at beginning of
period....................................      $1.00
Accumulation unit value at end of period..      $1.04
Number of accumulation units outstanding
at end of period (000 omitted)...........       1,386
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GN (invests in Putnam VT New Opportunities)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $0.93
Number of accumulation units outstanding
at end of period (000 omitted)...........       2,682
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GP (invests in American Century VP Value)
Accumulation unit value at beginning of
period...................................       $1.00
Accumulation unit value at end of period.       $1.06
Number of accumulation units outstanding
at end of period (000 omitted)...........         806
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GK (invests in Templeton Developing
  Markets Fund)
Accumulation unit value at beginning of
period....................................      $1.00
Accumulation unit value at end of period..      $1.00
Number of accumulation units outstanding
at end of period (000 omitted)............      1,399
Ratio of operating expense to
  average net assets.....................       1.25%
Subaccount GT (invests in Warburg Pincus
  Trust/Small Company Growth Portfolio)
Accumulation unit value at beginning of
period....................................      $1.00
Accumulation unit value at end of period..      $0.98
Number of accumulation units outstanding
at end of period (000 omitted)...........       1,781
Ratio of operating expense to
  average net assets.....................       1.25%
*Operations commenced on Oct. 8, 1996.

PAGE 14
Financial statements


The SAI, dated May 1, 1997, contains:

The audited financial statements of IDS Life Insurance Company of New York including:
    -          balance sheets as of Dec. 31, 1996 and Dec. 31, 1995; and
    - related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996.

The audited financial statements of the Variable Account including:
   -statements of net assets as of Dec. 31, 1996;
   -statements of operations for the period from Oct. 8, 1996
    (commencement of operations) to Dec. 31, 1996; and -statements of changes in net assets for the period from Oct. 8,
    1996 (commencement of operations) to Dec. 31, 1996.


Performance information



Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. The performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the contract was offered prior to Sept. 5, 1996, which it was not. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during the illustrated periods. Once these subaccounts began investing in these funds, actual values are used for the calculations.


Simple yield - Account GM (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - Account GM (investing in IDS Life Moneyshare Fund): Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.


Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and ten years (or up to the life of the account if it is less than ten years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

PAGE 15
Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.


Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests, and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                     Subaccount


    IDS Life Aggressive Growth Fund                      GA
    IDS Life International Equity Fund                   GI
    IDS Life Capital Resource Fund                       GC
    IDS Life Managed Fund                                GD
    IDS Life Special Income Fund                         GS
    IDS Life Moneyshare Fund                             GM
    IDS Life Growth Dimensions Fund                      GG
    IDS Life Global Yield Fund                           GY
    IDS Life Income Advantage Fund                       GV
    AIM V.I. Growth and Income Fund                      GW
    Putnam VT New Opportunities Fund                     GN
    American Century VP Value                            GP
    Templeton Developing Markets Fund: Class 1           GK
    Warburg Pincus Trust/Small Company Growth Portfolio  GT


Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other account or of our general business. All obligations arising under the contracts are general obligations of IDS Life of New York.

PAGE 16
The variable account was established under New York law on April 17, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small-and medium-size companies. The fund also may invest in warrants or debt securities or in large, well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.


IDS Life Special Income Fund
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.


IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

PAGE 17
IDS Life Global Yield Fund
Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund
Objective: high current income, with capital growth as a secondary objective. Invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.


AIM V.I. Growth and Income Fund
Objective: growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings.

Putnam VT New Opportunities Fund
Objective: long-term capital appreciation. Invests principally in common stocks of companies in sectors of the economy that Putnam
Investment Management, Inc., the funds' investment manager, believes possess above-average, long-term growth potential.

American Century VP Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.


Templeton Developing Markets Fund
Objective: long-term capital appreciation. Invests primarily in equity securities of issuers in countries having developing markets.

Warburg Pincus Trust/Small Company Growth Portfolio
Objective: capital growth. Invests primarily in equity securities of small-sized domestic companies.


More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities, variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although IDS Life of New York and the funds do not currently foresee any such disadvantages, the boards of directors or trustees

PAGE 18
of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policy owners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable annuity, variable life insurance and qualified plan separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.


The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.


We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The investment managers for the funds are as follows:


o IDS Life Funds - IDS Life, IDS Tower 10, Minneapolis, MN 55440; American Express Financial Corporation is the investment advisor of IDS Life Funds. IDS International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund;

o  AIM V.I. Growth and Income Fund - A I M Advisors, Inc., 11
   Greenway Plaza, Suite 1919, Houston, TX 77046-1173;


o Putnam VT New Opportunities Fund - Putnam Investment Management, Inc., One Post Office Square, Boston, MA 02109;


o  American Century VP Value - American Century Investment
   Management, Inc., American Century Tower, 4500 Main Street,
   Kansas City, MO  64111;

o  Templeton Developing Markets Fund - Templeton Asset Management
   Ltd., Temasek Blvd., #38-03, Suntec Tower One, Singapore
   038987;


o  Warburg Pincus Trust/Small Company Growth Portfolio - Warburg,
   Pincus Counsellors, Inc., 466 Lexington Avenue, New York, NY
   10017-3147.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the

PAGE 19
prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting IDS Life of New York at the address or telephone number on the front of this prospectus, or from your financial advisor.

The fixed account


Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life of New York, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity


Your financial advisor will help you prepare and submit your application, and send it along with your initial purchase payment to our Albany office. As the owner, you have all rights and may receive all benefits under the contract. The annuity cannot be owned in joint tenancy, except in spousal situations. You cannot buy an annuity or be an annuitant if you are 91 or older. Please remember that investment performance, expenses and deduction of certain charges affect accumulation value.


When you apply, you can select:
o  the account(s) in which you want to invest;
o  how you want to make purchase payments; and
o  a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our Albany office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive and accept your payments at our Albany office.

PAGE 20
The retirement date


Upon processing your application, we will establish the retirement date to the maximum age or date as specified on the next page. You can also select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities, the retirement date must be:

o no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 90th birthday or before the 10th contract anniversary, if purchased after age 75.

For qualified annuities, to avoid IRS penalty taxes, the retirement date generally must be:


o  on or after the date the annuitant reaches age 59 1/2; and
o for IRA's, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches ages
   70 1/2.
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires, except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.


If you are taking the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as the annuitant's 90th birthday.

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value.

If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payment
If single payment:

Nonqualified:       $2,000
Qualified:          $1,000

o  Minimum additional purchase payment: $50

PAGE 21
If installment payments:

o  Minimum installment payment(s): $50 monthly; $23.08 biweekly
   (scheduled payment plan billing)

Installments must total at least $600 in the first year.*

*If you make no purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

Maximum first-year payment(s):
This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the contract.
Up to age 75           $1 million
76 to 85               $500,000
86 to 90               $50,000
o Maximum payment for each subsequent year: **$100,000 Up to age 85
                                              $ 50,000 Ages 86-90

**These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1    By letter

Send your check along with your name and account number to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203

2    By scheduled payment plan

Your financial advisor can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o  a bank authorization.

Charges

Contract administrative charge

This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary.

PAGE 22
This $30 charge is waived if your contract value, or total purchase payments less any payments surrendered, equals or exceeds $25,000 on your contract anniversary.

If you surrender your contract, the charge will be deducted at the time of surrender regardless of the contract value or purchase payments made. The charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee


This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the accumulation unit values of the subaccounts. The subaccounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually the fee totals 1.25% of the subaccounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life of New York annuitants live. If, as a group, IDS Life of New York annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life of New York annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.


We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Surrender charge

A surrender charge applies to all purchase payments surrendered in the first eight contract years. The surrender amount you request is determined by drawing from your total contract value in the following order:


o First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). There is no surrender charge on contract earnings. Note:
   Contract earnings are determined by looking at the entire contract value, not the earnings of any particular variable subaccount or the fixed account.


o If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

PAGE 23
Surrender charge as
percent of purchase
payments surrendered        Contract year
--------------------        -------------
     7                        1-3
     6                         4
     5                         5
     4                         6
     3                         7
     2                         8
     0                         After 8 years

The surrender charge is calculated so that the total amount surrendered, minus any surrender charge, equals the amount you request.

Waiver of surrender charges

There are no surrender charges for:

o  contract earnings;
o minimum required distributions after you reach age 70 1/2; (for qualified plans)
o  contracts settled using an annuity payout plan; and
o  death benefits.


Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by IDS Life of New York annuities. Fees for these services start at $30 per calendar year per participant. A termination fee for owners under age 59 1/2 will be charged (fee waived in case of death or disability).


Possible group reductions: In some cases (for example, an employer making the annuity available to employees), lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred and any contract administrative charge assessed.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each

PAGE 24
time you take a partial surrender, transfer amounts out of a variable subaccount, or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o  dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccount(s);
o  transfers into or out of the variable subaccount(s);
o  partial surrenders;
o  surrender charges; and/or
o  contract administrative charges.

Accumulation unit values may fluctuate due to:

o changes in underlying mutual fund(s) net asset value; o dividends distributed to the variable subaccount(s);
o capital gains or losses of underlying  mutual funds;
o mutual fund  operating  expenses;  and/or
o mortality and expense risk fees.




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PAGE 25
Making the most of your annuity

Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

         Amount      Accumulation    Number of units
Month    invested    unit value      purchased

Jan      $100          $20           5.00
Feb       100           18           5.56
March     100           17           5.88
April     100           15           6.67
May       100           16           6.25
June      100           18           5.56
July      100           17           5.88
Aug       100           19           5.26
Sept      100           21           4.76
Oct       100           20           5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...


(arrow in table pointing to Sept.) and fewer units when the per unit market price is high.


You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.




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PAGE 26
If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

Certain restrictions apply to transfers involving the fixed account. We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all contract owners participating in the fund regardless of their transfer activity. We may apply modifications or restrictions in any manner reasonably designed to prevent any use of the transfer right we consider to be to the disadvantage of other contract owners.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the variable subaccounts, or from the variable subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the variable subaccount(s), you may not make a transfer (including automated transfers) from any variable subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the variable subaccount(s) once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for transfer periods of your choosing subject to certain minimums).

o If we receive your transfer request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts. During the annuity payout period, you cannot be invested in more than five variable subaccounts at any one time unless we agree otherwise.

How to request a transfer or a surrender

1    By letter

Send  your  name,   account   number,   Social   Security   Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:



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PAGE 27
Regular mail:
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Ext.
Albany, NY 12203

Minimum amount
Mail transfers:        $250 or entire account balance
Mail surrenders:       $250 or entire account balance

Maximum amount
Mail transfers:        None (up to contract value)
Mail surrenders:       None (up to contract value)

2    By automated transfers and automated partial surrenders


Your financial advisor can help you set up automated transfers among your subaccount or fixed account or partial surrenders from the accounts. You can start or stop this service by written request or other method acceptable to IDS Life of New York. You must allow 30 days for IDS Life of New York to change any instructions that are currently in place.


o Automated transfers from the fixed account to any one of the variable subaccount(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:  $50

Maximum amount
Automated transfers or surrenders:  None (except for automated transfers from the fixed
                                    account)

Surrendering your contract

As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request or calling IDS Life of New York. For total surrenders we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

PAGE 28
Surrender policies

If you have a balance in more than one account and request a partial surrender, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment when you request a surrender

By regular or express mail:

o  Payable to owner;

o  Mailed to address of record;

o  Special payee and/or addressee.


Note: You will be charged a fee if you request express mail delivery.


By wire:

o  Request that payment be wired to your bank;

o  Bank account must be in the same ownership as your contract;

o Pre-authorization required. For instructions, contact your financial advisor.

Payment normally will be sent within seven days after receiving your request. However, we may postpone the payment if:

     -the surrender amount includes a purchase payment check that has not cleared;
     -the NYSE is closed, except for normal holiday and weekend closings;
     -trading on the NYSE is restricted, according to SEC rules; -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts;
      or
     -the SEC permits us to delay payment for the protection of security holders.

TSA-special surrender provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right as owner to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if:
     -you have attained age 59 1/2;
     -you have become disabled as defined in the Code;

PAGE 29
     -you have separated from the service of the employer who
      purchased the annuity; or
     -the distribution is made to your beneficiary because of your death.

o If you encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec.
   31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of contract value within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership with us at our Albany office. The change will become binding upon us when we receive and record it.

We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except IDS Life of New York.

However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

PAGE 30
Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

o  the contract value;
o the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or
o  purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

o  the contract value; or
o the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


Under a qualified annuity, if the annuitant dies before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

PAGE 31
The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No surrender charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract;
o  the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.


o Plan B - Life annuity with five, ten or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, ten or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.


o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

PAGE 32
o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of ten to 30 years chosen by the annuitant. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes


Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment

PAGE 33
and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.


Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payment(s).

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally, the IRS 10% penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at the rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:
o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

PAGE 34
For other qualified annuities, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.


Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payout. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


If a distribution is taken from a contract offered under a Section 457 Plan (deferred compensation plan of state and local governments and tax-exempt organizations), withholding is computed using payroll methods depending upon the type of payment.

The state  also may  impose  withholding  requirements  similar  to the  federal
withholding  described  above.   Therefore,   any  payment  from  which  federal
withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA or SIMPLE IRA), mandatory 20% income tax withholding generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

PAGE 35
State withholding also may be imposed on taxable distributions.


Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.


Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As a contract owner with investments in the variable subaccount(s) you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes is equal to:


o the reserve held in each subaccount for the contract, divided by;
o the net asset value of one share of the applicable underlying mutual fund.


As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

PAGE 36
We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of IDS Life of New York's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if IDS Life of New York believes it would be in the best interest of persons having voting rights under the contract. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, IDS Life of New York, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. IDS Life of New York will notify owners of any substitution or change.

Distribution of the contracts

American Express Financial Advisors Inc., a registered broker/dealer and an affiliate of IDS Life of New York, is the sole distributor of the contract. IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments received on the contracts. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life of New York


The Flexible Portfolio Annuity is issued by IDS Life of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of the American Express Company, a financial services company headquartered in New York City.


IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and located at 20 Madison Ave. Ext., Albany, NY. IDS Life of New York is licensed in New York and North Dakota and conducts a conventional life insurance business in the State of New York.

American Express Financial Advisors Inc. is the principal underwriter for the Accounts. Its corporate office is IDS Tower

PAGE 37
10, Minneapolis, MN  55440-0010.  American Express Financial
Advisors Inc. is a wholly-owned subsidiary of AEFC.


American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life of New York offers insurance and annuities.

American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,800 financial advisors.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the contract was purchased and the average annual rate of return on your investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information


IDS Life of New York Preferred Retirement
Account.......................................3
Performance information.......................3
Calculating annuity payouts...................7
Rating agencies...............................8
Principal underwriter.........................9
Independent auditors..........................9
Prospectus....................................9
Financial statements -
      IDS Life of New York Flexible Portfolio Annuity Account
      IDS Life Insurance Company of New York


-------------------------------------------------------------------

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____ IDS Life of New York Flexible Portfolio Annuity

_____ IDS Life Retirement Annuity Mutual Funds

_____ AIM Variable Insurance Funds, Inc.

PAGE 38
_____ Putnam Variable Trust

_____ American Century Variable Portfolios, Inc.


_____ Templeton Variable Products Series Fund

_____ Warburg Pincus Trust/Small Company Growth Portfolio

Please return this request to:

IDS Life of New York Annuity Service
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Your name _______________________________________________________

Address _________________________________________________________

City ______________________  State ______________ Zip ___________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

             IDS Life of New York Flexible Portfolio Annuity Account


                                   May 1, 1997



IDS Life of New York Flexible Portfolio Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information, dated May 1, 1997, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1997, which may be obtained from your financial advisor, or by writing or calling IDS Life of New York at the address or telephone number below.



IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
800-541-2251

PAGE 40
                                         TABLE OF CONTENTS

IDS Life of New York Preferred Retirement Account.............p. 3

Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 7

Rating Agencies...............................................p. 8

Principal Underwriter.........................................p. 9

Independent Auditors..........................................p. 9


Prospectus....................................................p. 9


Financial Statements
          IDS Life of New York Flexible Portfolio Annuity Account
          IDS Life Insurance Company of New York

PAGE 41
IDS LIFE OF NEW YORK PREFERRED RETIREMENT ACCOUNT

The Flexible Portfolio Annuity may be used to fund the IDS Life of New York Preferred Retirement Account (PRA) as a way to build tax-deferred retirement income. The PRA can be used to supplement, or as an alternative to, a non-deductible IRA or other retirement plan.

The advantages of the IDS Life of New York Preferred Retirement Account over a non-deductible IRA are shown below:


               IDS Life of New York          Non-deductible IRA
               Preferred Retirement
               Account
-------------------------------------------------------------
Maximum        $50,000 to $1 million      $2,000 per year
amount you     initially, then $50,000    ($4,000 per year for
can            to $100,000 per year       married individuals
contribute     depending on your          filing jointly)
               age. (spouse can have
               own plan)
--------------------------------------------------------------
Highest age    The later of age 90        70 1/2 years old
you can        or the 10th contract
contribute     anniversary


--------------------------------------------------------------
Types of       Any type: wages,           Generally limited
income you     investment income,         to income from
can            gifts, inheritance,        employment
contribute     etc.
--------------------------------------------------------------
Records        None required, but         You must keep all
you must       IDS Life of New York       records yourself
keep           furnishes you regular
               reports for your files
--------------------------------------------------------------
Reports you    None                       You must report all
must file                                 contributions and
with the                                  withdrawals each
IRS                                       year
--------------------------------------------------------------
Age at which   The later of age 90        70 1/2 years old
you must       or the 10th contract
begin          anniversary
withdrawals
--------------------------------------------------------------

PERFORMANCE INFORMATION

The following performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the contract was offered prior to Sept. 5, 1996 which it was not. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during

PAGE 42
the illustrated periods. Once these subaccounts began investing in these funds, actual values are used for the calculations.

Calculation of yield for Subaccount GM (Investing in IDS Life
Moneyshare Fund)


Subaccount GM, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and a compound yield based on a seven-day period.


The simple yield is calculated by determining the net change in the value of a hypothetical subaccount having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual contract charges, including the annual contract administrative charge and the mortality and expense risk fee.) The net change in the subaccount value is divided by the value of the subaccount at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure. The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

The subaccount calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1) 365/7]  - 1

Annualized Yield based on 30-day Period ended Dec. 31, 1996

Subaccount investing in:         Simple Yield   Compound Yield


IDS Life Moneyshare Fund             3.63%          3.69%


The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in subaccount GM with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of subaccount GM to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for Subaccounts (Investing in income funds)

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                     YIELD = 2 [(a-b + 1)6 - 1]
                                 cd

where:    a = dividends and investment income earned during the
              period.
          b = expenses accrued for the period (net of
              reimbursements).
          c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield based on 30-day Period ended Dec. 31, 1996

Subaccount investing in:               Yield


IDS Life Special Income                7.28%
IDS Life Global Yield                  2.73
IDS Life Income Advantage              8.65


Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the account), calculated according to the following formula:

                             P(1+T) n  = ERV

where:       P = a hypothetical initial payment of $1,000.
             T = average annual total return.
             n = number of years.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).


Average Annual Total Return For Period Ended:  Dec. 31, 1996


Average Annual Total Return with Surrender

                                                                                     Since
Subaccount investing in:*                   1 Year       5 Year       10 Year      Inception
-----------------------
IDS Life
  Aggressive Growth Fund (1/92)              7.96%         --%           --%         10.09%
  Global Yield (4/96)                          --          --            --           0.14%
  Growth Dimensions (4/96)                     --          --            --           3.83
  Income Advantage (4/96)                      --          --            --           2.05
  Capital Resource Fund (10/81)             -0.21        6.21         12.27             --
  International Equity Fund (1/92)           1.38          --            --           7.83

Managed Fund (4/86)                          8.72        8.67         11.28             --
  Moneyshare Fund (10/81)                   -3.09        1.61          4.44             --
  Special Income Fund (10/81)               -1.02        7.45          7.76             --
AIM
  AIM V.I. Growth and Income Fund (5/94)    11.34          --            --          15.81
American Century VP Value (5/96)               --          --            --           4.25
PUTNAM VT
  New Opportunities Fund (5/94)              1.70          --            --          19.14
Templeton Developing Markets Fund:
  Class 1 (5/96)                               --          --            --         -13.75
Warburg Pincus Trust
  Small Company Growth (6/95)               12.39          --            --          24.79

Average Annual Total Return without Surrender

                                                                                     Since
Subaccount investing in:                    1 Year       5 Year       10 Year      Inception
-----------------------

IDS Life
  Aggressive Growth Fund (1/92)*            14.96%          --%           --%        11.03%
  Capital Resource Fund (10/81)              6.79         7.29         12.27            --
  Global Yield (4/96)                          --           --            --         7.14%
  Growth Dimensions (4/96)                     --           --            --         10.83
  Income Advantage (4/96)                      --           --            --          4.95
  International Equity Fund (1/92)           8.38         9.66            --          8.37
  Managed Fund (4/86)                       15.72         2.89         11.28            --
  Moneyshare Fund (10/81)                    3.91         8.48          4.44            --
  Special Income Fund (10/81)                5.80           --          7.76            --
AIM
  AIM V.I. Growth and Income Fund (5/94)    18.34           --            --         17.83
American Century VP Value (5/96)               --           --            --         11.25
PUTNAM VT
  New Opportunities Fund (5/94)              8.70           --            --         21.07
Templeton Developing Markets Fund:
  Class 1 (5/96)                               --           --            --         -6.75
Warburg Pincus Trust
  Small Company Growth Portfolio (6/95)     12.39           --            --         24.79


* Inception dates of the Funds are shown in parentheses.

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                              ERV - P
                                                 P

where:       P = a hypothetical initial payment of $1,000.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a surrender charge.


Total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

PAGE 45
Performance of the subaccounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout:  To compute your first monthly payment, we:
o determine the dollar value of your annuity as of the valuation date seven days before the retirement date.
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.

Subsequent Payouts:  To compute later payouts, we multiply:
o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o       the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% Table: If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or

PAGE 46
decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they are declining.

Annuity Unit Values: This value was originally set at $1 for each variable subaccount. To calculate later values we multiply the last annuity value by the product of:

o       the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is
        0.999866 for a one day valuation period.

Net Investment Factor:
o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then
o       dividing that sum by the previous net asset value per share;
        and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select; and
o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life of New York by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuity. This information relates only to the fixed account and reflects IDS Life of New York's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

PAGE 47
Rating agency            Rating

A.M. Best                  A+
                       (Superior)

Duff & Phelps             AAA

Moody's                   Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the variable account is American Express Financial Advisors Inc., which offers the variable annuities on a continuous basis.

INDEPENDENT AUDITORS


The financial statements of IDS Life of New York Flexible Portfolio Annuity Account as of Dec. 31, 1996 and for the period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996 and the financial statements of IDS Life Insurance Company of New York as of Dec. 31, 1996 and 1995, and for each of the three years in the period ended Dec. 31, 1996, appearing in this prospectus and Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1997, is hereby incorporated in this Statement of Additional Information by reference.

IDS Life of New York Flexible Portfolio Annuity Account
-----------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                       Dec. 31, 1996


                                                            Segregated Asset Subaccounts
                                     ----------------------------------------------------------------------
Assets                                            GC            GI          GA         GS              GM

-----------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
28,190 shares at net asset value
of  $23.68 per share (cost $715,685)           $667,467     $     --   $       --   $       --   $       --
IDS Life International Equity -
52,971 shares at net asset value
of  $13.77 per share (cost $725,422)                 --      729,547           --           --           --
IDS Life Aggressive Growth -
65,016 shares at net asset value
of  $15.66 per share (cost $1,104,393)               --           --    1,018,173           --           --
IDS Life Special Income Fund -
110,172 shares at net asset value
of  $11.90 per share (cost $1,315,124)               --           --           --    1,310,677           --
IDS Life Moneyshare Fund, Inc. -
2,889,440 shares at net asset value
of  $1.00 per share (cost $2,889,199)                --           --           --           --    2,889,208
IDS Life Managed Fund, Inc. -
80,790 shares at net asset value
of  $16.77 per share (cost $1,397,566)               --           --           --           --           --
IDS Life Growth Dimensions Fund -
335,581 shares at net asset value
of  $11.11 per share (cost $3,745,658)               --           --           --           --           --
IDS Life Global Yield Fund -
57,961 shares at net asset value
of  $10.49 per share (cost $605,733)                 --           --           --           --           --
IDS Life Income Advantage Fund -
194,843 shares at net asset value
of  $10.04 per share (cost $1,940,350)               --           --           --           --           --
AIM V.I. Growth and Income Fund -
95,862 shares at net asset value
of  $15.03 per share (cost $1,429,039)               --           --           --           --           --
Putnam VT New Opportunities Fund -
145,709 shares at net asset value
of  $17.22 per share (cost $2,558,861)               --           --           --           --           --
American Century VP Value -
153,840 shares at net asset value
of  $5.58 per share (cost $831,625)                  --           --           --           --           --
Templeton Developing Markets Fund -
148,360 shares at net asset value
of  $9.43 per share (cost $1,390,163)                --           --           --           --           --
Warburg Pincus Trust/Small
Company Growth Portfolio -
123,150 shares at net asset value
of  $14.25 per share (cost $1,705,567)               --           --           --           --           --
-----------------------------------------------------------------------------------------------------------
                                                667,467      729,547    1,018,173    1,310,677    2,889,208
-----------------------------------------------------------------------------------------------------------
Dividends receivable                                 --           --           --        5,207        9,099
Accounts receivable from IDS Life
of New York for contract purchase payments        1,340        2,029        8,874       86,751      114,263
-----------------------------------------------------------------------------------------------------------
Total assets                                    668,807      731,576    1,027,047    1,402,635    3,012,570
-----------------------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
  Mortality and expense risk fee                    599          635          881          911        2,321
Payable to mutual funds for investments
   purchased                                      1,340        2,029        8,874       91,047      121,042
-----------------------------------------------------------------------------------------------------------
Total liabilities                                 1,939        2,664        9,755       91,958      123,363
-----------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                         $666,868     $728,912   $1,017,292   $1,310,677   $2,889,207
-----------------------------------------------------------------------------------------------------------
Accumulation units outstanding                  655,487      711,793    1,004,549    1,282,750    2,865,321
-----------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $1.02        $1.02        $1.01        $1.02        $1.01
-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Flexible Portfolio Annuity Account
-----------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                           Dec. 31, 1996


                                                              Segregated Asset Subaccounts
                                          -----------------------------------------------------------------
Assets                                          GD              GG           GY           GV          GW

-----------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
28,190 shares at net asset value
of  $23.68 per share (cost $715,685)         $       --   $       --     $     --   $       --   $       --
IDS Life International Equity -
52,971 shares at net asset value
of  $13.77 per share (cost $725,422)                 --           --           --           --           --
IDS Life Aggressive Growth -
65,016 shares at net asset value
of  $15.66 per share (cost $1,104,393)               --           --           --           --           --
IDS Life Special Income Fund -
110,172 shares at net asset value
of  $11.90 per share (cost $1,315,124)               --           --           --           --           --
IDS Life Moneyshare Fund, Inc. -
2,889,440 shares at net asset value
of  $1.00 per share (cost $2,889,199)                --           --           --           --           --
IDS Life Managed Fund, Inc. -
80,790 shares at net asset value
of  $16.77 per share (cost $1,397,566)        1,355,135           --           --           --           --
IDS Life Growth Dimensions Fund -
335,581 shares at net asset value
of  $11.11 per share (cost $3,745,658)               --    3,728,317           --           --           --
IDS Life Global Yield Fund -
57,961 shares at net asset value
of  $10.49 per share (cost $605,733)                 --           --      608,245           --           --
IDS Life Income Advantage Fund -
194,843 shares at net asset value
of  $10.04 per share (cost $1,940,350)               --           --           --    1,955,541           --
AIM V.I. Growth and Income Fund -
95,862 shares at net asset value
of  $15.03 per share (cost $1,429,039)               --           --           --           --    1,440,812
Putnam VT New Opportunities Fund -
145,709 shares at net asset value
of  $17.22 per share (cost $2,558,861)               --           --           --           --           --
American Century VP Value -
153,840 shares at net asset value
of  $5.58 per share (cost $831,625)                  --           --           --           --           --
Templeton Developing Markets Fund -
148,360 shares at net asset value
of  $9.43 per share (cost $1,390,163)                --           --           --           --           --
Warburg Pincus Trust/Small
Company Growth Portfolio -
123,150 shares at net asset value
of  $14.25 per share (cost $1,705,567)               --           --           --           --           --
-----------------------------------------------------------------------------------------------------------
                                              1,355,135    3,728,317      608,245    1,955,541    1,440,812
-----------------------------------------------------------------------------------------------------------
Dividends receivable                                 --           --        1,109       10,832           --
Accounts receivable from IDS Life
of New York for contract purchase payments        4,385       38,280        1,559       93,065        1,968
-----------------------------------------------------------------------------------------------------------
Total assets                                  1,359,520    3,766,597      610,913    2,059,438    1,442,780
-----------------------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
  Mortality and expense risk fee                  1,108        3,093          522        1,561        1,252
Payable to mutual funds for investments
   purchased                                      4,385       38,280        2,146      102,336        1,968
-----------------------------------------------------------------------------------------------------------
Total liabilities                                 5,493       41,373        2,668      103,897        3,220
-----------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                       $1,354,027   $3,725,224     $608,245   $1,955,541   $1,439,560
-----------------------------------------------------------------------------------------------------------
Accumulation units outstanding                1,300,874    3,667,122      591,941    1,917,299    1,385,927
-----------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $1.04        $1.02        $1.03        $1.02        $1.04
-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account
----------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                Dec. 31, 1996


                                                               Segregated Asset Subaccounts
                                             ---------------------------------------------------------  Combined
Assets                                              GN             GP          GK             GT        Variable
                                                                                                         Account
----------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
28,190 shares at net asset value
of  $23.68 per share (cost $715,685)          $       --      $     --    $       --    $       --   $   667,467
IDS Life International Equity -
52,971 shares at net asset value
of  $13.77 per share (cost $725,422)                  --            --            --            --       729,547
IDS Life Aggressive Growth -
65,016 shares at net asset value
of  $15.66 per share (cost $1,104,393)                --            --            --            --     1,018,173
IDS Life Special Income Fund -
110,172 shares at net asset value
of  $11.90 per share (cost $1,315,124)                --            --            --            --     1,310,677
IDS Life Moneyshare Fund, Inc. -
2,889,440 shares at net asset value
of  $1.00 per share (cost $2,889,199)                 --            --            --            --     2,889,208
IDS Life Managed Fund, Inc. -
80,790 shares at net asset value
of  $16.77 per share (cost $1,397,566)                --            --            --            --     1,355,135
IDS Life Growth Dimensions Fund -
335,581 shares at net asset value
of  $11.11 per share (cost $3,745,658)                --            --            --            --     3,728,317
IDS Life Global Yield Fund -
57,961 shares at net asset value
of  $10.49 per share (cost $605,733)                  --            --            --            --       608,245
IDS Life Income Advantage Fund -
194,843 shares at net asset value
of  $10.04 per share (cost $1,940,350)                --            --            --            --     1,955,541
AIM V.I. Growth and Income Fund -
95,862 shares at net asset value
of  $15.03 per share (cost $1,429,039)                --            --            --            --     1,440,812
Putnam VT New Opportunities Fund -
145,709 shares at net asset value
of  $17.22 per share (cost $2,558,861)         2,509,101            --            --            --     2,509,101
American Century VP Value -
153,840 shares at net asset value
of  $5.58 per share (cost $831,625)                   --       858,425            --            --       858,425
Templeton Developing Markets Fund -
148,360 shares at net asset value
of  $9.43 per share (cost $1,390,163)                 --            --     1,399,032            --     1,399,032
Warburg Pincus Trust/Small
Company Growth Portfolio -
123,150 shares at net asset value
of  $14.25 per share (cost $1,705,567)                --            --            --     1,754,883     1,754,883
----------------------------------------------------------------------------------------------------------------
                                               2,509,101       858,425     1,399,032     1,754,883    22,224,563
----------------------------------------------------------------------------------------------------------------
Dividends receivable                                  --            --            --            --        26,247
Accounts receivable from IDS Life
of New York for contract purchase payments        44,304        34,520        11,338        14,133       456,809
----------------------------------------------------------------------------------------------------------------
Total assets                                   2,553,405       892,945     1,410,370     1,769,016    22,707,619
----------------------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
  Mortality and expense risk fee                   2,168           739         1,186         1,492        18,468
Payable to mutual funds for investments
   purchased                                      44,304        34,520        11,338        14,133       477,742
----------------------------------------------------------------------------------------------------------------
Total liabilities                                 46,472        35,259        12,524        15,625       496,210
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                        $2,506,933      $857,686    $1,397,846    $1,753,391   $22,211,409
----------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 2,682,128       806,200     1,398,887     1,780,636
----------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit              $0.93         $1.06         $1.00         $0.98
----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account
------------------------------------------------------------------------------------------------------------------
Statements of Operations *                                                               Period ended Dec. 31, 1996

                                                                       Segregated Asset Subaccounts
                                                     -------------------------------------------------------------
                                                              GC           GI        GA           GS        GM

------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income from mutual funds                          $ 48,538     $ 5,916   $ 54,404     $ 8,923    $ 13,778
------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                  816         972      1,269       1,199       3,527
------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               47,722       4,944     53,135       7,724      10,251
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net

------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                                          12,537      11,454     93,987       6,863     259,517
Cost of investments sold                                     13,004      11,168     46,757       6,847     259,517
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        (467)        286     47,230          16          --
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                 (48,218)      4,125    (86,220)     (4,447)          9
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (48,685)      4,411    (38,990)     (4,431)          9
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations                    $   (963)    $ 9,355   $ 14,145     $ 3,293    $ 10,260
------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account
-----------------------------------------------------------------------------------------------------------------
Statements of Operations * - continued                                                  Period ended Dec. 31, 1996

                                                                      Segregated Asset Subaccounts
                                                      -----------------------------------------------------------
                                                               GD           GG         GY        GV         GW

-----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income from mutual funds                          $ 48,137    $  3,183    $  1,976   $ 15,104   $ 13,073
-----------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                1,558       4,438         741      2,145      1,926
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               46,579      (1,255)      1,235     12,959     11,147
-----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net

-----------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                                             201      37,456      59,251     75,003     16,234
Cost of investments sold                                        210      36,714      58,986     74,856     15,800
-----------------------------------------------------------------------------------------------------------------
Net realized gain(loss) on investments                           (9)        742         265        147        434
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                 (42,431)    (17,341)      2,512     15,191     11,773
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (42,440)    (16,599)      2,777     15,338     12,207
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations                    $  4,139    $(17,854)   $  4,012   $ 28,297   $ 23,354
-----------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account
------------------------------------------------------------------------------------------------------------------------
Statements of Operations * - continued                                                        Period ended Dec. 31, 1996

                                                                         Segregated Asset Subaccounts
                                                        ------------------------------------------------------  Combined
                                                                 GN           GP          GK           GT       Variable
                                                                                                                 Account
------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income from mutual funds                           $      -      $     -      $     -      $     -    $ 213,032
------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                 3,269        1,124        1,645        2,166       26,795
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                (3,269)      (1,124)      (1,645)      (2,166)     186,237
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net

------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                                           31,255        7,554       14,509       14,648      640,469
Cost of investments sold                                      32,023        7,291       14,497       14,806      592,476
------------------------------------------------------------------------------------------------------------------------
Net realized gain(loss) on investments                          (768)         263           12         (158)      47,993
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                  (49,760)      26,800        8,869       49,316     (129,822)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (50,528)      27,063        8,881       49,158      (81,829)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations                     $(53,797)     $25,939      $ 7,236      $46,992    $ 104,408
------------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account
---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets *                                                      Period ended Dec. 31, 1996

                                                                  Segregated Asset Subaccounts
                                          ---------------------------------------------------------------------------
Operations                                           GC             GI            GA              GS             GM

---------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   $ 47,722       $  4,944     $   53,135     $    7,724     $   10,251
Net realized gain (loss) on investments              (467)           286         47,230             16             --
Net change in unrealized appreciation or
depreciation of investments                       (48,218)         4,125        (86,220)        (4,447)             9
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations              (963)         9,355         14,145          3,293         10,260
---------------------------------------------------------------------------------------------------------------------
Contract Transactions
---------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments       640,115        662,945        989,369      1,269,850      3,312,798
Net transfers**                                    27,716         56,639         13,778         37,534       (433,851)
Contract terminations:
Surrender benefits                                     --            (27)            --             --             --
Increase from contract transactions               667,831        719,557      1,003,147      1,307,384      2,878,947
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                      --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                      $666,868       $728,912     $1,017,292     $1,310,677     $2,889,207
---------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period               --             --             --             --             --
Contract purchase payments                        628,152        655,908        990,500      1,245,785      3,296,776
Net transfers**                                    27,335         55,912         14,049         36,965       (431,455)
Contract terminations:
Surrender benefits                                     --            (27)            --             --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                655,487        711,793      1,004,549      1,282,750      2,865,321
---------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life of New York for conversion from (to) Fixed Account.
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets * - continued                                          Period ended Dec. 31, 1996

                                                                   Segregated Asset Subaccounts
                                           --------------------------------------------------------------------------
Operations                                          GD             GG           GY               GV            GW

---------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                 $   46,579     $   (1,255)      $  1,235     $   12,959     $   11,147
Net realized gain (loss) on investments                (9)           742            265            147            434
Net change in unrealized appreciation or
depreciation of investments                       (42,431)       (17,341)         2,512         15,191         11,773
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations             4,139        (17,854)         4,012         28,297         23,354
---------------------------------------------------------------------------------------------------------------------
Contract Transactions
---------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments     1,270,380      3,496,209        537,267      1,835,892      1,262,754
Net transfers**                                    79,578        246,923         66,990         91,390        153,452
Contract terminations:
Surrender benefits                                    (70)           (54)           (24)           (38)            --
Increase from contract transactions             1,349,888      3,743,078        604,233      1,927,244      1,416,206
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                      --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $1,354,027     $3,725,224       $608,245     $1,955,541     $1,439,560
---------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                 --             --             --             --             --
Contract purchase payments                      1,224,359      3,425,193        526,438      1,826,587      1,236,087
Net transfers**                                    76,583        241,982         65,527         90,750        149,840
Contract terminations:
Surrender benefits                                    (68)           (53)           (24)           (38)            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                1,300,874      3,667,122        591,941      1,917,299      1,385,927
---------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life of New York for conversion from (to) Fixed Account.
See accompanying notes to financial statements.


IDS Life of New York Flexible Portfolio Annuity Account

-------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets * - continued                                              Period ended Dec. 31, 1996

                                                                     Segregated Asset Subaccounts
                                             ------------------------------------------------------------------  Combined
Operations                                            GN               GP           GK               GT          Variable
                                                                                                                  Account
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                  $   (3,269)       $ (1,124)    $   (1,645)     $   (2,166)    $   186,237
Net realized gain (loss) on investments               (768)            263             12            (158)         47,993
Net change in unrealized appreciation or
depreciation of investments                        (49,760)         26,800          8,869          49,316        (129,822)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations            (53,797)         25,939          7,236          46,992         104,408
-------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-------------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments      2,392,793         745,842      1,255,828       1,590,766      21,262,808
Net transfers**                                    167,937          85,905        134,807         115,665         844,463
Contract terminations:
Surrender benefits                                      --              --            (25)            (32)           (270)
Increase from contract transactions              2,560,730         831,747      1,390,610       1,706,399      22,107,001
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                       --              --             --              --              --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                     $2,506,933        $857,686     $1,397,846      $1,753,391     $22,211,409
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                --              --             --              --
Contract purchase payments                       2,504,655         723,028      1,263,919       1,659,770
Net transfers**                                    177,473          83,172        134,993         120,900
Contract terminations:
Surrender benefits                                      --              --            (25)            (34)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period               2,682,128         806,200      1,398,887       1,780,636
-------------------------------------------------------------------------------------------------------------------------
*Period from Oct. 8, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life of New York for conversion from (to) Fixed Account.
See accompanying notes to financial statements.

IDS Life of New York Flexible Portfolio Annuity Account

Notes to Financial Statements
-------------------------------------------------------------------
1.  Organization

IDS Life of New York Flexible Portfolio Annuity Account (the Account) was established as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York) under New York law and is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on Oct. 8, 1996.

The assets of the Account are held for the exclusive benefit of the Flexible Portfolio Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life of New York. Contract owners allocate their variable purchase payments to one or more of the fourteen subaccounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life Insurance Company (IDS Life) as the investment vehicles for variable annuity contracts issued by IDS Life of New York and by IDS Life or in shares of one fund organized by AIM Advisors, Inc., one fund organized by Putnam Investment Management, Inc., one fund organized by American Century Investment Management, Inc., one fund organized by Templeton Asset Management Ltd. or one fund portfolio organized by Warburg Pincus Counsellors, Inc.

Each Fund is registered under the Investment Company Act of 1940 as a diversified, (non-diversified for Global Yield) open-end management investment company, except for Putnam Variable Trust, which was organized on Sept. 24, 1987 and is a Massachusetts business trust. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations on Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations on April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. AIM V.I. Growth and Income Fund commenced operations on May 2, 1994. Putnam VT New Opportunities Fund commenced operations on May 2, 1994. American Century VP Value commenced operations on May 1, 1996. Templeton Developing Markets Fund commenced operations March 4, 1996. Warburg Pincus Trust/Small Company Growth Portfolio commenced operations on June 30, 1995. Funds allocated to subaccount GC are invested in the shares of IDS Life Capital Resource Fund; subaccount GI invests in the shares of IDS Life International Equity Fund; subaccount GA invests in the shares of IDS Life Aggressive Growth Fund; subaccount GS invests in the shares of IDS Life Special Income Fund; subaccount GM invests in the shares of IDS Life Moneyshare Fund, Inc.; subaccount GD invests in the shares of IDS Life Managed Fund, Inc.; subaccount GG invests in the shares of IDS Life Growth Dimensions Fund; subaccount GY invests in the shares of IDS Life Global Yield Fund; subaccount GV invests in the shares of IDS Life Income Advantage Fund; subaccount GW invests in the shares of AIM V.I. Growth and Income Fund; subaccount GN invests in the shares of Putnam VT New Opportunities Fund; subaccount GP invests in the shares of American Century VP Value; subaccount GK invests in the shares of Templeton Developing Markets Fund and subaccount GT invests in the shares of Warburg Pincus Trust/Small Company Growth Portfolio.

IDS Life, parent company of IDS Life of New York, serves as investment manager and American Express Financial Corporation (AEFC) is the investment advisor for each of the IDS Life Funds. IDS International, Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. AIM Advisors, Inc. is the investment manager for AIM V.I. Growth and Income Fund. Putnam Investment Management, Inc. is the investment manager for Putnam VT New Opportunities Fund. Investors Research Corporation is the investment manager for American Century VP Value. Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Fund. Warburg Pincus Counsellors, Inc. is the investment manager for the Warburg Pincus Trust/Small Company Growth Portfolio.


-------------------------------------------------------------------
2.  Summary of Significant Accounting Policies

Investments in Mutual Funds Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested, net of any expenses payable to IDS Life of New York, in additional shares of the mutual funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any income of the Account.


-------------------------------------------------------------------
3.  Mortality and Expense Risk Fee and Contract Charges

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the subaccounts.

An annual charge of $30 is deducted from the contract value of each Flexible Portfolio Annuity contract. The annual charges are deducted at contract year end during the accumulation period for administrative services provided to the Account by IDS Life of New York. The deduction will be allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge will be waived. The charge cannot be increased and does not apply after annuity payouts begin.

-------------------------------------------------------------------
4. Surrender Charges

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life of New York for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $551,374 in 1996. Such charges are not an expense of the subaccounts or the Account. They are deducted from contract surrender benefits paid by IDS Life of New York


--------------------------------------------------------------
5.  Investment Transactions

The subaccounts' purchases of mutual fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                           Period from
                                                          Oct. 8, 1996
                                                      (commencement of
                                                        operations) to
Subaccount   Investment                                  Dec. 31, 1996
    GC       IDS Life Capital Resource Fund..........      $   728,688
    GI       IDS Life International Equity Fund......          736,590
    GA       IDS Life Aggressive Growth Fund.........        1,151,150
    GS       IDS Life Special Income Fund............        1,321,971
    GM       IDS Life Moneyshare Fund, Inc...........        3,148,716
    GD       IDS Life Managed Fund, Inc..............        1,397,776
    GG       IDS Life Growth Dimensions Fund.........        3,782,372
    GY       IDS Life Global Yield Fund..............          664,719
    GV       IDS Life Income Advantage Fund..........        2,015,206
    GW       AIM V.I. Growth and Income Fund.........        1,444,838
    GN       Putnam VT New Opportunities Fund........        2,590,884
    GP       American Century VP Value...............          838,917
    GK       Templeton Developing Markets Fund.......        1,404,660
    GT       Warburg Pincus Trust/Small Company
               Growth Portfolio......................        1,720,373
----------------------------------------------------------------------
                                                           $22,946,860

IDS Life of New York Flexible Portfolio Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account (comprised of subaccounts GC, GI, GA, GS, GM, GD, GG, GY, GV, GW, GN, GP, GK and GT) as of December 31, 1996, and the related statements of operations and changes in net assets for the period October 8, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Flexible Portfolio Annuity Account at December 31, 1996, and the individual and combined results of their operations and changes in their net assets for the period described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 21, 1997

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing investors as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS

                                                       Dec. 31,       Dec. 31,
ASSETS                                                   1996           1995
------                                                -----------      ------
                                                              (thousands)

Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $604,635; 1995, $683,147)                       $ 585,812       $ 642,580
Available for sale, at fair value (Fair value:
1996, $590,608; 1995, $577,068)                         601,623         601,298
Mortgage loans on real estate                           160,017         158,730
          Policy loans                                   20,077          18,035
Other investments                                         1,374           1,915
                                                    -----------          ------

Total investments                                     1,368,903       1,422,558

Accrued investment income                                21,068          22,572
Deferred policy acquisition costs                       119,183         109,800
Other assets                                              3,950           2,108
Separate account assets                                 950,018         724,212
                                                       --------       ---------

Total assets                                         $2,463,122      $2,281,250
                                                       ========        ========

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                           BALANCE SHEETS (continued)


                                                       Dec. 31,       Dec. 31,
LIABILITIES AND STOCKHOLDER'S EQUITY                     1996           1995
------------------------------------                  ----------     ---------
                                                             (thousands)

Liabilities:
Future policy benefits:
Fixed annuities                                      $1,054,954     $1,109,167
Universal life-type insurance                           142,278        136,475
Traditional life, disability income
and long-term care insurance                             45,338         42,477

Policy claims and other policyholders' funds              3,155          3,644
Deferred income taxes                                     9,046         15,663
Amounts due to brokers                                    3,007         10,000
Other liabilities                                        25,463         21,029
Separate account liabilities                            950,018        724,212
                                                      ---------      ---------

Total liabilities                                     2,233,259      2,062,667

Stockholder's equity:
Capital stock, $10 par value per share;
200,000 shares authorized, issued and outstanding         2,000          2,000
Additional paid-in capital                               49,000         49,000
Net unrealized gain on investments                        6,943         15,341
Retained earnings                                       171,920        152,242
                                                      ---------    -----------

Total stockholder's equity                              229,863        218,583
                                                       --------    -----------

Total liabilities and stockholder's equity           $2,463,122     $2,281,250
                                                       ========       ========

Commitments and contingencies (Note 7)

See accompanying notes.

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME


                                                      Years ended Dec.31,
                                                 1996         1995         1994
                                               ---------     -------    -------
                                                           (thousands)
Revenues:
Traditional life, disability income
and long-term care insurance
premiums                                       $ 10,931    $  9,280     $ 7,846
Policyholder and contractholder charges          15,832      13,216      11,607
Mortality and expense risk fees                   8,574       6,213       4,562
Net investment income                           109,468     110,924     108,143
Net realized gain (loss) on investments          (1,424)      1,548         957
                                                 ------      ------     -------

Total revenues                                  143,381     141,181     133,115
                                               --------    --------     -------

Benefits and expenses:
Death and other benefits:
Traditional life, disability income
and long-term care insurance                      4,182       3,354       6,016
Universal life-type insurance
and investment contracts                          4,409       4,548       3,773

Increase in liabilities for future
policy benefits for traditional life,
disability income and
long-term care insurance                          2,324       1,958         506
Interest credited on universal life-type
insurance and investment contracts               65,099      68,630      65,018
Amortization of deferred policy
acquisition costs                                16,071      13,085      12,994
Other insurance and operating expenses            8,972       7,474       8,359
                                               --------     -------      ------

Total benefits and expenses                     101,057      99,049      96,666
                                                -------     -------     -------

Income before income taxes                       42,324      42,132      36,449

Income taxes                                     14,640      14,745      12,794
                                                -------     -------     -------

Net income                                     $ 27,684    $ 27,387    $ 23,655
                                                 ======      ======      ======


See accompanying notes.


                                      IDS LIFE INSURANCE COMPANY OF NEW YORK
                                             STATEMENTS OF CASH FLOWS

                                                                                       Years ended Dec. 31,
                                                                             1996               1995               1994
                                                                          ---------          ---------           ------
                                                                                            (thousands)

Cash flows from operating activities:
Net income                                                                 $27,684            $27,387            $23,655
Adjustments to reconcile net income to net
cash provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                                                         (2,473)            (2,093)            (1,365)
Policy loan repayment, excluding universal
life-type insurance                                                          1,571                881                849
Change in accrued investment income                                          1,504             (1,055)              (175)
Change in deferred policy acquisition
costs, net                                                                  (9,087)           (11,017)           (11,522)
Change in liabilities for future policy
benefits for traditional life, disability income
and long-term care insurance                                                 2,861              1,931                501
Change in policy claims and other
policyholders' funds                                                          (489)               427                870
Change in deferred income taxes                                             (2,095)            (1,301)            (4,321)
Change in other liabilities                                                  4,434              2,429             (1,711)
(Accretion of discount)
amortization of premium, net                                                  (652)              (480)             2,464
Net realized (gain) loss on investments                                      1,424             (1,548)              (957)
Policyholder and contractholder
charges, non-cash                                                           (7,831)            (6,962)            (6,000)
Other, net                                                                  (1,781)              (508)               689
                                                                          ---------              -----            ------

Net cash provided by operating
activities                                                                 $15,070            $ 8,091             $2,977
                                                                           -------            -------             ------





                                      IDS LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF CASH FLOWS (continued)

                                                                                        Years ended Dec. 31,
                                                                             1996               1995               1994
                                                                            -------            -------            -----
                                                                                             (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                                             $         --          $ (37,540)         $ (36,560)
Maturities, sinking fund payments and calls                                 39,082             34,216             78,757
Sales                                                                       14,465             28,905              2,649
Fixed maturities available for sale:
Purchases                                                                  (97,370)          (133,503)          (117,965)
Maturities, sinking fund payments and calls                                 71,939             44,234             70,316
Sales                                                                       15,669              8,839             14,533
Other investments, excluding policy loans:
Purchases                                                                  (14,802)            (1,939)           (47,353)
Sales                                                                       12,659              5,993              2,975
Change in amounts due to brokers                                            (6,993)            10,000             (4,952)
                                                                            -------           -------            -------

Net cash provided by (used in)
investing activities                                                        34,649            (40,795)           (37,600)
                                                                         ---------           --------          ---------

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                                    131,011            159,431            188,469
Surrenders and death benefits                                             (236,689)          (190,695)          (212,171)
Interest credited to account balances                                       65,099             68,630             65,018
Universal life-type insurance policy loans:
Issuance                                                                    (4,490)            (4,870)            (3,907)
Repayment                                                                    3,350              2,946              2,476
Cash dividend to parent                                                     (8,000)            (8,000)                --
                                                                            ------             -------               ---

Net cash (used in) provided by financing
activities                                                                 (49,719)            27,442             39,885
                                                                          --------            -------            -------


Net (decrease) increase in cash and cash
equivalents                                                                     --             (5,262)             5,262

Cash and cash equivalents at
beginning of year                                                               --              5,262                 --
                                                                          --------             ------            -------

Cash and cash equivalents at
end of year                                                             $       --        $        --         $    5,262
                                                                         =========            =======            =======

See accompanying notes.


                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.       Summary of significant accounting policies

         Nature of business

         IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

         Basis of presentation

         The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation, which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

         Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

         Realized investment gain or loss is determined on an identified cost basis.

         Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

         Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

         Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

         The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

         The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as a reduction of investment income when realized. The amortized cost of interest rate caps is included in other investments.

         Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

         When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

         Statements of cash flows

         The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

         Supplementary information to the statements of cash flows is summarized as follows:

                                           1996            1995           1994
                                         --------        --------       ------
         Cash paid during the year for:
           Income taxes                  $15,247         $15,026        $17,386
           Interest on borrowings            777             742            147

         Recognition of profits on annuity contracts and insurance policies

         Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

         The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

         Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

         Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees from the variable annuity and variable life insurance separate accounts and underlying funds.

         Deferred policy acquisition costs

         The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

         Liabilities for future policy benefits

         Liabilities for universal life-type insurance, single premium deferred annuities and installment annuities are accumulation values.

         Liabilities for fixed annuities in a benefit status are based on the Progressive Annuity Table with interest at 5 percent, the 1971 Individual Annuity Table with interest at 7 percent or 8.25 percent, or the 1983a Table with various interest rates ranging from 5.5 percent to
         9.5 percent, depending on year of issue.

         Liabilities for future benefits on traditional life insurance are based on the net level premium method and anticipated rates of mortality, policy persistency and interest earnings. Anticipated mortality rates generally approximate the 1955-1960 Select and Ultimate Basic Table for policies issued prior to 1980, the 1965-1970 Select and Ultimate Basic Table for policies issued from 1981-1984 and the 1975-1980 Select and Ultimate Basic Table for policies issued after 1984. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates are 4% for policies issued before 1974, 5.25% for policies issued from 1974-1980, and range from 10% to 6% depending on policy form, issue year and policy duration for policies issued after 1980.

         Liabilities for future disability income policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1964 Commissioners Disability Table for policies issued before 1996 and the 1985 CIDA table for policies issued in 1996. Anticipated mortality rates are based on the 1958 Commissioners Standard Ordinary Table for policies issued before 1996 and the 1975-1980 Basic Table for policies issued in 1996. Anticipated policy persistency rates vary by policy form, occupation class, issue age and policy duration. Anticipated interest rates are 3% for policies issued before 1996 and grade from 7.5% to 5% over five years for policies issued in 1996. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1964 Commissioners Disability Table for claims incurred before 1993 and the 1985 CIDA Table for claims incurred after 1992. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% for claims incurred in 1992 and 6% for claims incurred after 1992.

         Liabilities for future long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1985 National Nursing Home Survey. Anticipated mortality rates are based on the 1983a Table. Anticipated policy persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates are 9.5% grading to 7% over 10 years for policies issued from 1989-1992 and 7.75% grading to 7% over 4 years for policies issued after 1992. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1985 National Nursing Home Survey. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% claims incurred in 1992 and 6% for claims incurred after 1992.

         Reinsurance

         The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis.

         Federal income taxes

         The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation to reimburse subsidiaries for all tax benefits.

         Included in other liabilities at Dec. 31, 1996 and 1995 are $5,161 and $3,971, respectively, payable to IDS Life for federal income taxes.

         Separate account business

         The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

         The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

         Accounting changes

         The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition.

         Reclassification

         Certain 1995 and 1994 amounts have been reclassified to conform to the 1996 presentation.

2.       Investments

         Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

         Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                                   1996          1995            1994
                                  ------        ------          -----

         Fixed maturities        $  (572)       $1,997           $948
         Mortgage loans             (855)         (487)             -
         Other investments             3            38              9
                              ----------         -----             --
                                 $(1,424)       $1,548           $957
                                 ========       ======           ====

         Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                             1996         1995            1994
                                          ----------    ---------       --------
         Fixed maturities:
           Held to maturity                $(21,744)     $73,970       $(84,244)
           Available for sale               (13,215)      43,726        (38,226)

         The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1996 are as follows:


                                                                          Gross           Gross
                                                     Amortized         Unrealized      Unrealized        Fair
         Held to maturity                              Cost               Gains           Losses         Value
         U.S. Government agency obligations         $    4,498         $     144       $      --     $    4,642
         Corporate bonds and obligations               523,807            23,060           2,964        543,903
         Mortgage-backed securities                     57,507               409           1,826         56,090
                                                     ---------         ---------          ------      ---------
                                                      $585,812           $23,613          $4,790       $604,635
                                                      ========           =======          ======       ========

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized        Fair
         Available for sale                             Cost              Gains           Losses         Value

         State and municipal obligations           $       105        $       10        $     --    $       115
         Corporate bonds and obligations               260,966             8,857           1,181        268,642
         Mortgage-backed securities                    329,537             5,788           2,459        332,866
                                                      --------          --------          ------       --------
                                                      $590,608           $14,655          $3,640       $601,623
                                                      ========           =======          ======       ========

         The change in net unrealized loss on available for sale securities included as a separate component of stockholder's equity was $8,398 in 1996.

         The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized      Fair
         Held to maturity                                Cost             Gains           Losses         Value
         U.S. Government agency obligations          $   5,003         $     199        $     --     $    5,202
         State and municipal obligations                   150                --               2            148
         Corporate bonds and obligations               578,253            41,939           2,027        618,165
         Mortgage-backed securities                     59,174               846             388         59,632
                                                     ---------         ---------         -------      ---------
                                                      $642,580           $42,984          $2,417       $683,147
                                                      ========           =======          ======       ========

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized      Fair
         Available for sale                              Cost             Gains           Losses         Value

         State and municipal obligations            $      105         $      10        $     --     $      115
         Corporate bonds and obligations               248,973            17,470             497        265,946
         Mortgage-backed securities                    327,990             9,157           1,910        335,237
                                                      --------          --------          ------       --------
         Total fixed maturities                        577,068            26,637           2,407        601,298
         Equity securities                                  10                --              --             10
                                                   -----------           -------       ---------    -----------
                                                      $577,078           $26,637          $2,407       $601,308
                                                      ========           =======          ======       ========

         The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity was $27,710 in 1995.

         The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          Amortized             Fair
         Held to maturity                     Cost              Value

         Due in one year or less           $ 11,777           $ 11,912
         Due from one to five years         125,637            132,169
         Due from five to ten years         321,472            333,245
         Due in more than ten years          69,419             71,219
         Mortgage-backed securities          57,507             56,090
                                          ---------          ---------
                                           $585,812           $604,635
                                           ========           ========

                                          Amortized              Fair
         Available for sale                   Cost              Value

         Due in one year or less           $ 39,155           $ 39,695
         Due from one to five years          55,313             58,288
         Due from five to ten years         127,642            130,246
         Due in more than ten years          38,961             40,528
         Mortgage-backed securities         329,537            332,866
                                           --------           --------
                                           $590,608           $601,623
                                           ========           ========

         During the years ended Dec. 31, 1996, 1995 and 1994, fixed maturities classified as held to maturity were sold with amortized cost of $14,507, $27,971 and $2,735, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

         As a result of adopting the FASB Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company reclassified securities with a book value of $15,607 and net unrealized gains of $144 from held to maturity to available for sale in December 1995.

         In addition, fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $8,839 and gross realized gains and losses of $nil and $74, respectively. Fixed maturities available for sale were sold during 1994 with proceeds of $14,533 and gross realized gains and losses of $181 and $308, respectively.

         At Dec. 31, 1996, bonds carried at $261 were on deposit with the state of New York as required by law.

         Net investment income for the years ended Dec. 31 is summarized as follows:

                                               1996        1995          1994
                                            ----------  ---------      -------
         Interest on fixed maturities        $ 95,574    $ 97,092     $ 93,800
         Interest on mortgage loans            14,171      13,888       13,226
         Other investment income                1,293       1,291        1,219
         Interest on cash equivalents              67         186          363
                                          -----------        ----       ------
                                              111,105     112,457      108,608
         Less investment expenses               1,637       1,533          465
                                           ----------      ------      -------
                                             $109,468    $110,924     $108,143
                                             ========    ========     ========

         At Dec. 31, 1996, investments in fixed maturities comprised 87 percent of the Company's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $130 million which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

                Rating                       1996                1995
         ----------------------             -------            --------
         Aaa/AAA                         $  396,097           $ 391,321
         Aa/AA                               13,996              17,572
         Aa/A                                10,197               9,950
         A/A                                196,542             209,483
         A/BBB                               62,488              61,912
         Baa/BBB                            336,706             357,445
         Baa/BB                              51,639              46,029
         Below investment grade             108,755             125,936
                                        -----------            --------
                                         $1,176,420          $1,219,648
                                         ==========          ==========

         At Dec. 31, 1996, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 1 percent of the Company's total investments in fixed maturities.

         At Dec. 31, 1996, approximately 11.6 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region and by type of real estate are as follows:

                                          Dec. 31, 1996               Dec. 31, 1995
                                   ------------------------   ----------------------------
                                   On Balance   Commitments   On Balance       Commitments
            Region                     Sheet    to Purchase      Sheet         to Purchase
         --------------               ------    -----------   ---------        -----------
         West North Central         $ 23,191        $1,342     $ 23,705      $      --
         East North Central           33,430         1,708       34,207             --
         South Atlantic               35,501            --       38,802          2,033
         Middle Atlantic              22,889            --       23,502             --
         Pacific                      12,986            --       13,150             --
         Mountain                     15,425            --       14,937          5,084
         New England                   8,805            --        8,982             --
         East South Central            8,825            --        1,613          7,407
         West South Central              265            --          277             --
                                   ---------    ----------         ----        -------
                                     161,317         3,050      159,175         14,524
         Less allowance for losses     1,300            --          445             --
                                      ------           ---         ----        -------
                                    $160,017        $3,050     $158,730        $14,524
                                    ========        ======     ========        =======

                                         Dec. 31, 1996             Dec. 31, 1995
                                     ---------------------   --------------------------
                                    On Balance   Commitments   On Balance      Commitments
              Property type           Sheet     to Purchase       Sheet        to Purchase
         -------------------------  --------    -----------      -------       -----------
         Apartments                 $ 70,292       $ 1,708    $  64,136         $7,988
         Department/retail stores     48,476         1,342       55,308             --
         Office buildings             18,684            --       12,367          6,536
         Industrial buildings         11,956            --       13,255             --
         Nursing/retirement            6,477            --        6,565             --
         Medical buildings             5,167            --        5,255             --
         Other                            --            --        2,012             --
         Hotels/motels                   265            --          277             --
                                      ------          ----          ---        -------
                                     161,317         3,050      159,175         14,524
         Less allowance for losses     1,300            --          445             --
                                       -----         -----         ----        -------
                                    $160,017       $ 3,050     $158,730        $14,524
                                    ========       =======     ========        =======

         Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

         At Dec. 31, 1996 and 1995, the Company's recorded investment in impaired loans was $1,327 and $2,052 with a reserve of $1,300 and $445, respectively. During 1996 and 1995, the average recorded investment in impaired loans was $1,628 and $3,003, respectively.

         The Company recognized $152 and $204 of interest income related to impaired loans for the year ended Dec. 31, 1996 and 1995, respectively.

         The following table presents changes in the reserve for investment losses related to all loans:

                                                1996               1995
                                               ------             -----
         Balance, Jan. 1                      $   445              $445
         Provision for investment losses          855                --
                                               ------              ----
         Balance, Dec. 31                      $1,300              $445
                                               ======              ====

3.       Income taxes

         The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

         Income tax expense consists of the following:

                                       1996            1995           1994
                                      ------          ------         ------
         Federal income taxes:
         Current                     $15,735         $15,146        $16,419
         Deferred                     (2,095)         (1,301)        (4,320)
                                     -------          ------        -------
                                      13,640          13,845         12,099
         State income taxes-current    1,000             900            695
                                       -----          ------          -----
         Income tax expense          $14,640         $14,745        $12,794
                                     =======         =======        =======

         Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                     1996                    1995                       1994
                                            --------------------    ---------------------      --------------------
                                            Provision       Rate    Provision        Rate      Provision       Rate
         Federal income taxes based
         on the statutory rate             $14,813       35.0%     $14,746        35.0%       $12,757      35.0%
         Increases (decreases) are
           attributable to:
             Tax-excluded interest
               and dividend income              (458)      (1.1)        (464)       (1.1)          (554)     (1.5)
             Other, net                         (716)      (1.7)        (437)       (1.0)          (104)     (0.3)
                                                ----       ----         ----        ----          -----      ----
         Federal income taxes                $13,639       32.2%     $13,845        32.9%       $12,099      33.2%
                                             =======       ====      =======        ====        =======      ====

         A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At Dec. 31, 1996, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

         Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:
                                                      1996                1995
                                                    --------             ------
         Deferred tax assets:
         Policy reserves                            $28,809             $26,237
         Other                                        4,018               2,791
                                                    -------               -----
              Total deferred tax assets              32,827              29,028
                                                     ------              ------


         Deferred tax liabilities:
         Deferred policy acquisition costs           35,302              33,001
         Investments                                  6,571              11,690
                                                     ------              ------
              Total deferred tax
                liabilities                          41,873              44,691
                                                     ------             -------
              Net deferred tax liabilities          $(9,046)           $(15,663)
                                                    =======            ========

         The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.       Stockholder's equity

         Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. Statutory unassigned surplus aggregated $94,007 as of Dec. 31, 1996 and $85,964 as of Dec. 31, 1995 (see Note 3 with respect to the income tax effect of certain distributions).

         Dividends paid to parent were $8,000 in 1996, $8,000 in 1995 and $nil in 1994.

5.       Retirement plan and services

         Until July 1, 1995, the Company participated in the IDS Retirement Plan of American Express Financial Corporation which covered all permanent employees age 21 and over who had met certain employment requirements. Effective July 1, 1995, the IDS Retirement Plan was merged with American Express Company's American Express Retirement Plan, which simultaneously was amended to include a cash balance formula and a lump sum distribution option. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $34, $33 and $33 in 1996, 1995 and 1994, respectively.

         The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1996, 1995 and 1994, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,474, $1,392 and $1,372, respectively. Such costs are included in deferred policy acquisition costs.

         The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1996, 1995 and 1994 were $248, $231 and $251, respectively.

         The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

6.       Incentive plan and operating expenses

         The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1996, 1995 and 1994 were $1,424, $1,720 and $1,287, respectively.
         Such costs are included in deferred policy acquisition costs.

         Charges by IDS Life and American Express Financial Corporation for the use of joint facilities, marketing services and other services aggregated $12,389, $12,122 and $9,314 for 1996, 1995 and 1994,
         respectively. Certain of the costs assessed to the Company are included in deferred policy acquisition costs.

7.       Commitments and contingencies

         At Dec. 31, 1996 and 1995, traditional life insurance and universal life-type insurance in force aggregated $4,053,561 and $3,502,851, respectively, of which $203,963 and $163,462 were reinsured at the respective year ends.

         In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $98, $85 and $76 for the years ended Dec. 31, 1996, 1995 and 1994, respectively. Claim recoveries under the terms of this reinsurance agreement were $861, $1,426 and $nil in 1996, 1995 and 1994, respectively.

         Premiums ceded to reinsurers other than IDS Life amounted to $747, $667 and $735 for the years ended Dec. 31, 1996, 1995 and 1994, respectively. Reinsurance recovered from reinsurers other than IDS Life amounted to $66, $576 and ($107) for the years ended Dec. 31, 1996, 1995 and 1994.

         Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

         The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $345,943 and $392,106 at Dec. 31, 1996 and 1995,
         respectively. The accompanying statement of income includes premiums of $nil for the years ended Dec. 31, 1996, 1995 and 1994, and decrease in liabilities for future policy benefits of $2,010, 2,039 and $2,538 related to this agreement for the years ended Dec. 31, 1996, 1995 and 1994, respectively.

8.       Lines of credit

         The Company has available lines of credit with two banks and American Express Financial Corporation (AEFC) aggregating $55,000 of which $25,000 is with AEFC. The lines of credit are at 40 to 80 basis points over each lender's cost of funds. The $10,000 line of credit with one bank expired on Dec. 31, 1996 and the Company did not seek renewal. The $20,000 line of credit with the other bank expires on June 30, 1997 and the Company expects to seek renewal. Outstanding borrowings under these agreements were $nil at Dec. 31, 1996 and 1995.

9.       Derivative financial instruments

         The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

         Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

         Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

         Credit   exposure   related  to  interest  rate  caps  is  measured  by
         replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

         The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

         The Company's holdings of derivative financial instruments are as follows:

                               Notional   Carrying   Fair     Total Credit
         Dec. 31, 1996           Amount    Value     Value       Exposure
         -------------           ------   -------    -----      ---------
         Assets:
         Interest rate caps    $250,000    $1,374     $832        $832
                               ========    ======     ====        ====


         Dec. 31, 1995
         Assets:
         Interest rate caps    $300,000    $1,905     $745        $745
                               ========    ======     ====        ====

         The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire on various dates from 1997 to 2000.

         Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

10.      Fair values of financial instruments

         The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value the field force, are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.


                                                               1996                             1995
                                                              -------                         ------
                                                        Carrying        Fair           Carrying        Fair
         Financial Assets                                 Value         Value              Value        Value
         Investments:
         Fixed maturities (Note 2):
         Held to maturity                              $ 585,812     $ 604,635           $ 642,580   $ 683,147
         Available for sale                              601,623       601,623             601,298     601,298
         Mortgage loans on real estate (Note 2)          160,017       164,444             158,730     168,194
         Other:
         Equity securities (Note 2)                           --            --                  10          10
         Derivative financial instruments (Note 9)         1,374           832               1,905         745
         Separate accounts assets (Note 1)               950,019       950,019             724,212     724,212

         Financial Liabilities
         Future policy benefits for
           fixed annuities                               979,030       946,359           1,038,431   1,005,004
         Separate account liabilities                    880,160       838,492             678,263     645,389

         At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $72,252 and $67,843, respectively, and policy loans of $3,672 and $2,893, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

         At Dec. 31, 1996 and 1995, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $69,859 and $45,949, respectively.

11.      Statutory insurance accounting practices

         Reconciliations of net income for 1996, 1995 and 1994 and stockholder's equity at Dec. 31, 1996 and 1995, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:
                                                    1996       1995       1994
                                                 --------   --------   -------
         Net income, per accompanying
            financial statements                  $27,684    $27,387    $23,655
         Deferred policy acquisition costs         (9,087)   (11,017)   (11,522)
         Adjustments of future policy
            benefit liabilities                    (9,683)   (10,655)    13,741
         Deferred federal income taxes             (2,095)    (1,301)    (4,321)
         Provision for losses on investments          877         --     (1,652)
         IMR gain/loss transfer and amortization    1,010       (331)       (54)
         Adjustment to separate account reserves    8,863     20,769        142
         Other, net                                   116        948        144
                                                  -------   --------   --------
         Net income, on basis of
         statutory accounting practices           $17,685    $25,800    $20,133
                                                  =======    =======    =======

                                                             1996         1995
                                                           --------     -------
         Stockholder's equity, per accompanying
           financial statements                            $229,863    $218,583
         Deferred policy acquisition costs                 (119,183)   (109,800)
         Adjustments of future policy benefit liabilities    13,458      23,172
         Deferred federal income taxes                        9,046      15,663
         Securities valuation reserve                       (19,446)    (18,029)
         Adjustments of separate account liabilities         43,189      34,326
         Net unrealized loss on investments                 (11,016)    (24,231)
         Premiums due, deferred and advance                   1,149         925
         Deferred revenue liability                           1,342         794
         Allowance for losses                                 1,349         445
         Non-admitted assets                                   (634)       (578)
         Interest maintenance reserve                        (1,432)     (2,442)
         Other, net                                            (281)        347
                                                           --------      ------
         Stockholder's equity, on basis of statutory
           accounting practices                            $147,404    $139,175
                                                           ========    ========

Report of Independent Auditors


The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and 1995, and the related statements of income and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.


Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PAGE 48
PART C.

Item 24.       Financial Statements and Exhibits

(a)     Financial statements included in part B of this Registration
        Statement:

        IDS Life Insurance Company of New York:

        Balance sheets as of Dec. 31, 1996 and 1995.
        Statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996.
        Notes to Financial Statements.
        Report of Independent Auditors dated February 7, 1997.

        The audited financial statements of the Variable Account including:
      - statements of net assets as of Dec. 31, 1996,
      - statements of operations for the period from Oct. 8, 1996
        (commencement of operations) to Dec. 31, 1996,
      - statements of changes in net assets for the period from Oct. 8, 1996 (commencement of operations) to Dec. 31,
        1996,
      - Notes to Financial Statements, and - Report of Independent Auditors dated February 7, 1997.

(b)     Exhibits:

1. Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated on April 17, 1996, filed electronically as Exhibit 1 to Initial Registration Statement is incorporated herein by reference.

2.      Not applicable.

3.      Not applicable.

4.1 Copy of Qualified Deferred Annuity Contract Form No. 31037-NY (10/95) filed electronically as Exhibit 4.1 to Initial
        Registration Statement is incorporated herein by reference.

4.2     Copy of Non-Qualified Deferred Annuity Contract, Form No.
        31036-NY (10/95), filed electronically as Exhibit 4.2 to Initial Registration Statement is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract (IRA), Form No. 31038-NY (10/95), filed electronically as Exhibit 4.3 to Initial
        Registration Statement is incorporated herein by reference.

4.4 Copy of Deferred Annuity Contract (SEP), Form No. 31039-NY (10/95), filed electronically as Exhibit 4.4 to Initial
        Registration Statement is incorporated herein by reference.

5.      Form of Application to be filed by amendment.

PAGE 49
6.1 Copy of the revised charter of IDS Life of New York dated April 1992, filed electronically as Exhibit 6.1 to Initial Registration Statement is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Initial Registration Statement is incorporated herein by reference.

7.      Not applicable.

8.1 Copy of Participation Agreement between IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically herewith.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically herewith.

8.3 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg
        Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically herewith.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically herewith.

8.5 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, filed electronically herewith.

9.      Opinion of counsel,  dated  August 13,  1996,  filed  electronically  as
        Exhibit 9 to Pre-effective Amendment 1, is incorporated herein by reference.

10. Consent of Independent Auditors, filed electronically herewith.

11.     Financial Statement Schedules and Report of Independent
        Auditors, filed electronically herewith.

        Financial Statement Schedules:
               Schedule I   - Summary of Investments Other Than
                                 Investments In Related Parties
               Schedule III - Supplementary Insurance Information
               Schedule IV  - Reinsurance
               Schedule V - Valuation and Qualifying Accounts Report of Independent Auditors dated February 7, 1997

        All other schedules to the Financial Statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

12.     Not applicable.

PAGE 50
13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Initial Registration Statement is incorporated herein by reference.

14.     Financial Data Schedule filed electronically herewith.

15. Power of Attorney to sign this Registration Statement dated March 26, 1997, filed electronically herewith.

Item 25.       Directors and Officers of the Depositor (IDS Life
               Insurance Company of New York)

                                  Positions and
Name                     Principal Business Address     Offices with Depositor

Mario Alaia              20 Madison Avenue Extension    Claims Officer and
                         Albany, NY                       Assistant Secretary

Darrell C. Beckstrom     IDS Tower 10                   Underwriting Officer
                         Minneapolis, MN  55440

John C. Boeder           20 Madison Avenue Extension    Director
                         Albany, NY

Eugene C. Chen           20 Madison Avenue Extension    Chief Actuary
                         Albany, NY

Roger C. Corea           20 Madison Avenue Extension    Director
                         Albany, NY

Charles A. Cuccinello    20 Madison Avenue Extension    Director
                         Albany, NY

Darlene S. Farron        20 Madison Avenue Extension    Treasurer
                         Albany, NY

Milton R. Fenster        20 Madison Avenue Extension    Director
                         Albany, NY

Donna M. Gaglione        20 Madison Avenue Extension    Secretary
                         Albany, NY

Margaret M. Grogan, M.D. Bethlehem Terrace Apts.        Medical Director
                         Slingerland, NY

Lorraine R. Hart         IDS Tower 10                   Investment Officer
                         Minneapolis, MN  55440

Robert A. Hatton         IDS Tower 10                   Director, Vice
                         Minneapolis, MN  55440         President and Chief
                                                        Operating Officer

PAGE 51
Item 25. (Continued)  Directors and Officers of the Depositor (IDS Life
                      Insurance Company of New York)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Richard W. Kling         IDS Tower 10                   Director, Chairman of
                         Minneapolis, MN  55440         the Board and President

Edward Landes            IDS Tower 10                   Director
                         Minneapolis, MN  55440

Thomas V. Nicolosi       Suite 220                      Director
                         500 Mamaroneck Avenue
                         Harrison, NY  10528

Stephen P. Norman        World Financial Center         Director
                         New York, NY
Kevin E. Palmer          IDS Tower 10                   Reinsurance Actuary
                         Minneapolis, MN  55440

Louise M. Parent         World Financial Center         Director
                         New York, NY

Carl N. Platou           IDS Tower 10                   Director
                         Minneapolis, MN  55440

Gordon H. Ritz           404 WCCO Radio Bldg.           Director
                         Minneapolis, MN

F. Dale Simmons          IDS Tower 10                   Vice President and
                         Minneapolis, MN  55440           Assistant Treasurer

Richard M. Starr         20 Madison Avenue Extension    Director
                         Albany, NY

William A. Stoltzmann    IDS Tower 10                   Counsel and Assistant
                         Minneapolis, MN  55440           Secretary

Michael R. Woodward      20 Madison Avenue Extension    Director
                         Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned
                  subsidiary  of  IDS  Life   Insurance   Company  which  is  a
                  wholly-owned   subsidiary  of American   Express   Financial
                  Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

PAGE 52
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho
    American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi
    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.
    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas

PAGE 53
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada


Item 27.       Number of Contractowners

               On Jan. 1, 1997, there were 754 contract owners of qualified contracts and there were 1,104 owners of non-qualified contracts.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act

PAGE 54
and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PAGE 55
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax- Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Field         None
IDS Tower 10             Compensation and
Minneapolis, MN 55440    Administration

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President
Minneapolis, MN 55440

Ward D. Armstrong        Vice President-              None
IDS Tower 10             American Express,
Minneapolis, MN  55440   Institutional Services

John M. Baker            Vice President-              None
                         Plan Sponsor Services

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

PAGE 56
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

PAGE 57
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Luz Maria Davis          Vice President-              None
IDS Tower 10             Communications
Minneapolis, MN 55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

PAGE 58
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Board member
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

Douglas L. Forsberg      Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN  55440   Group

Jeffrey P. Fox           Vice President and           None
IDS Tower 10             Corporate Controller
Minneapolis, MN  55440

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

PAGE 59
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

John J. Golden           Vice President-              None
IDS Tower 10             Human Resources Planning
Minneapolis, MN  55440   and Field Support

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081

PAGE 60
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Janis K. Heaney          Vice President-              None
IDS Tower 10             Incentive Compensation
Minneapolis, MN  55440

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Board member
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

James M. Jensen          Vice President-              None
IDS Tower 10             Life Products
Minneapolis, MN 55440

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Promotions
Minneapolis, MN  55440

Matthew N. Karstetter    Vice President-              None
IDS Tower 10             Investment Accounting
Minneapolis, MN 55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

PAGE 61
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

PAGE 62
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

William Miller           Vice President and           None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret          Vice President-Retail       None
IDS Tower 10             Services
Minneapolis, MN 55440

PAGE 63
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Alan D. Morgenstern      Group Vice President-        None
Suite 200                Central California/
3500 Market Street       Western Nevada
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

PAGE 64
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

Debra J. Rabe            Vice President-Financial     None
IDS Tower 10             Planning
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-Private       None
IDS Tower 10             Client Group
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

PAGE 65
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

PAGE 66
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart   Vice President-Corporate     None
IDS Tower 10             Reengineering
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Board member
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

PAGE 67
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President-       None
IDS Tower 10             Global Investments
Minneapolis, MN  55440

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020


Item 29 (c).

                            Net Underwriting
     Name of Principal      Discounts and          Compensation on       Brokerage
     Underwriter             Commissions            Redemption          Commissions       Compensation
     American Express        673,634                34,957               None              None
     Financial Advisors,
     Inc.

PAGE 68
Item 30.                      Location of Accounts and Records

                              IDS Life Insurance Company of New York
                              20 Madison Avenue Extension
                              Albany, NY  12203

Item 31.                      Management Services

                              Not applicable.

Item 32.                      Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
                              1988). Further, Registrant represents that it has complied with the provisions of paragraphs
                              (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 69
                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 22nd day of April, 1997.


            IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY ACCOUNT
                                      (Registrant)

                          By IDS Life Insurance Company of New York
                                       (Sponsor)

                            By /s/ Richard W. Kling
                                   Richard W. Kling
                                   President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 1997.

Signature                               Title

/s/ John C. Boeder*                     Director
    John C. Boeder

/s/ Roger C. Corea*                     Director
    Roger C. Corea

/s/ Charles A. Cuccinello*              Director
    Charles A. Cuccinello

/s/ Darlene S. Farron*                  Treasurer
    Darlene S. Farron

/s/ Robert Hatton*                      Director, Vice President
    Robert Hatton                       and Chief Operating Officer

/s/ Richard W. Kling*                   Director, Chairman of the
    Richard W. Kling                    Board and President

/s/ Edward Landes*                      Director
    Edward Landes

/s/ Thomas V. Nicolosi*                 Director
    Thomas V. Nicolosi

/s/ Stephen P. Norman*                  Director
    Steven P. Norman

/s/ Richard M. Starr*                   Director
    Richard M. Starr

PAGE 70
*Signed pursuant to Power of Attorney dated March 26, 1997, filed electronically herein by:



---------------------------
Sherilyn K. Beck

PAGE 71
                            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.